INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - The Joint ventures that the Bank holds (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Accumulated other comprehensive income		$ 3,320,098		$ 3,202,969
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		22,409		174,734		$ (831)
Investments in joint ventures		$ 473,733		$ 438,610
Compania de financiamiento Tuya S.A
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business of Joint Venture		Financing company	[1]	Financing company	[2],[3],[4]
Principal place of business of joint venture		Colombia	[1]	Colombia	[2],[3],[4]
Proportion of ownership interest in joint venture		50.00%	[1]	50.00%	[2],[3],[4]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ 8,630	[1],[5]	$ 27,623	[2],[3],[4],[6]
Accumulated other comprehensive income		0	[1],[7]	0	[2],[3],[4],[8]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		13	[1],[9]	0	[2],[3],[4],[10]
Investments in joint ventures		$ 466,456	[1]	$ 431,510	[2],[3],[4]
Vlipco S.A.S
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business of Joint Venture	[11]	Technology services provider
Principal place of business of joint venture	[11]	Colombia
Proportion of ownership interest in joint venture	[11]	49.00%
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[5],[11]	$ (79)
Accumulated other comprehensive income	[7],[11]	0
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[9],[11]	0
Investments in joint ventures	[11]	$ 4,190
Puntos Colombia S.A.S
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business of Joint Venture		Administration of the customers loyalty		Administration of the customers loyalty
Principal place of business of joint venture		Colombia		Colombia
Proportion of ownership interest in joint venture		50.00%		50.00%
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ (4,228)	[5]	$ (1,613)	[6]
Accumulated other comprehensive income		0	[7]	0	[8]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		0	[9]	0	[10]
Investments in joint ventures		$ 1,373		$ 5,600
P.A Proyecto CRECE
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business of Joint Venture	[12]	Non-financial products and services platform
Principal place of business of joint venture	[12]	Colombia
Proportion of ownership interest in joint venture	[12]	50.00%
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[5],[12]	$ (1,191)
Accumulated other comprehensive income	[7],[12]	0
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[9],[12]	0
Investments in joint ventures	[12]	$ 1,009
P.A Proyecto Dinamarca
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business of Joint Venture	[13]	Sustainable mobility services
Principal place of business of joint venture	[13]	Colombia
Proportion of ownership interest in joint venture	[13]	33.00%
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[5],[13]	$ 0
Accumulated other comprehensive income	[7],[13]	0
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	[9],[13]	0
Investments in joint ventures	[13]	$ 500
PA Servicios Tecnolgicos Arus Bancolombia
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business of Joint Venture		Technology services provider		Technology services provider	[14]
Principal place of business of joint venture		Colombia		Colombia	[14]
Proportion of ownership interest in joint venture		50.00%		50.00%	[14]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[5]	$ (45)
Accumulated other comprehensive income		0	[7]	$ 0	[8],[14]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		0	[9]	0	[10],[14]
Investments in joint ventures		$ 205		$ 1,500	[14]
Fideicomiso Ruta del Sol - compartimento A
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business of Joint Venture		Investment in infrastructure projects		Investment in infrastructure projects
Principal place of business of joint venture		Colombia		Colombia
Proportion of ownership interest in joint venture		50.00%		50.00%
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ (9)	[5]	$ (9)	[6]
Accumulated other comprehensive income		13	[7]	13	[8]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		0	[9]	0	[10]
Investments in joint ventures		$ 0		$ 0
Servicios de Aceptacion S.A
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business of Joint Venture		Network data transmission services	[15]	Network data transmission services	[16]
Principal place of business of joint venture		Colombia	[15]	Colombia	[16]
Proportion of ownership interest in joint venture	[16]			50.00%
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ 0	[5],[15]	$ (110)	[6],[16]
Accumulated other comprehensive income	[7],[15]	0
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		0	[9],[15]	0	[10],[16]
Investments in joint ventures		0	[15]	0	[16]
Joint ventures
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		3,078	[5]	25,891	[6]
Accumulated other comprehensive income		13	[7]	13	[8]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		13	[9]	0	[10]
Investments in joint ventures		$ 473,733		$ 438,610

[1]	During 2019, The Bank increases its capital contribution in Compañia de Financiamiento TUYA S.A for COP 26,317.
[2]	As a result, management measured the recoverable amount of Tuya's Cash Generation Unit (CGU). The measurement was estimated by determining the fair value of the asset which implies the professional services of a business valuation specialist; as a result of the valuation the Bank recognized a recovery of the impairment loss of COP 173,339. For more information about the applied valuation technique, see Note 30 Fair value of assets and liabilities.
[3]	In March 2018, The Bank increases its capital contribution in Compañia de Financiamiento TUYA S.A. for COP 5,000.
[4]	The revaluation of the consumer loan portfolio in Colombia increased significantly during 2018, and there was an improvement in loan coverage rates due to the economic cycle in the country and the current payment behavior in the consumer segment.
[5]	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2019.
[6]	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2018.
[7]	Corresponds to the accumulated other comprehensive income as of December 31, 2019.
[8]	Corresponds to the accumulated other comprehensive income as of December 31, 2018
[9]	Corresponds to the other comprehensive income recognized as deferred tax for the year ended December 31, 2019.
[10]	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2018.
[11]	In July, 2019, the Bank acquired a 48.91% interest in Vlipco S.A.S. The objective is have joint control to the net assets of Vlipco S.A.S. The purpose of the entity is to provide technology services.
[12]	In October 2019, Banca de Inversión Bancolombia, a Bank's subsidiary, entered into an agreement with Grupo Sura whereby both parties have joint control over the net assets of PA Project CRECE. The purpose of the entity is to provide a non- financial products and services platform.
[13]	In November 2019, Inversiones CFNS S.A.S., a Bank's subsidiary, entered into an agreement with Grupo Sura and CELSIA S.A whereby both parties have joint control over the net assets of PA Project Dinamarca. The purpose of the entity is to provide sustainable mobility services.
[14]	In December 2018, Banca de Inversión Bancolombia, a Bank's subsidiary, entered into an agreement with ARUS whereby both parties have joint control to the net assets of P.A Servicios Tecnológicos Arus- Bancolombia. The purpose of the entity is to provide technology services.
[15]	The liquidation process was ended in April 2019, see Note 25.5 Dividends and net income on equity investments.
[16]	The joint venture of Servicios de Aceptación S.A.S. was derived from the alliance between Bancolombia and First Data for improving the development of the credit card business for individuals, however the strategy was refocused in 2018. Consequently, both parties agreed to advance in the development of this business considering First Data as the Bank's service provider of processing data and to dissolve the joint venture.